Restructuring	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring

11. RESTRUCTURING

In February 2016, as part of a restructuring plan, the Company underwent a labor force reduction. The total restructuring costs are expected to be $2.7 million and consists of $1.2 million severance expense and $1.5 million of retention bonuses. The retention bonuses were scheduled to be paid in two installments over the 12 months following the commencement of the restructuring plan. Employees entitled to the retention must remain employed with the Company in good standing for at least 6 months after each installment payment. Otherwise, employees are obligated to repay the entire bonus received for that installment.

The Company accrues the retention bonus monthly on a straight line basis through the retention period. See below for all activity during the year ended December 31, 2016:

(Dollars in thousands)	Severance Accrual	Retention Bonus Accrual	Total
December 31, 2015 Balance	–	–	–
Restructuring in February, 2016	$1,217	$–	1,217
Accruals for retention bonus	–	1,177	1,177
Payments	(912)	(957)	(1,869)

December 31, 2016 Balance	$305	$220	$525